Stock-based Compensation (Details) - Valuation Assumptions - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value	$ 2	$ 1.01
Weighted-average assumptions used:
Expected volatility	72.80%	77.70%
Expected lives (years)	5 years	6 years 2 months 12 days
Risk free interest rate	1.70%	1.00%
Forfeiture rate	29.50%	20.50%
Dividend rate	0.00%	0.00%